Loans and Financing (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Loans and Financing [Line Items]
Revolving credit facilities	$ 2,900,000		$ 2,900,000
Foreign Countries [Member]
Loans and Financing [Line Items]
Revolving credit facilities		$ 500,000	$ 500,000